Operating Segments	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Operating Segments
Operating Segments

Note 7. Operating Segments

The Company maintains two active operating segments: Specialized BioTherapeutics and Public Health Solutions. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	Three Months Ended
	March 31,
	2024	2023
Revenues
Specialized BioTherapeutics	$117,029	$155,365
Public Health Solutions	—	101,813
Total	$117,029	$257,178

Income (loss) from Operations
Specialized BioTherapeutics	$(860,604)	$(910,377)
Public Health Solutions	(45,997)	427
Corporate	(1,210,490)	(1,240,739)
Total	$(2,117,091)	$(2,150,689)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$953	$1,071
Public Health Solutions	159	178
Corporate	476	536
Total	$1,588	$1,785

Other (Expense) Income, Net
Specialized BioTherapeutics	$7,540	$6,082
Corporate	194,224	(62,699)
Total	$201,764	$(56,617)

Share-Based Compensation
Specialized BioTherapeutics	$20,672	$27,427
Public Health Solutions	588	994
Corporate	38,701	45,213
Total	$59,961	$73,634

	As of	As of
	March 31,	December 31,
	2024	2023
Identifiable Assets
Specialized BioTherapeutics	$301,709	$272,099
Public Health Solutions	120,475	3,976
Corporate	7,636,201	9,521,251
Total	$8,058,385	$9,797,326

Note 11. Operating Segments

The Company maintains two active operating segments: Specialized BioTherapeutics and Public Health Solutions. Each segment includes an element of overhead costs specifically associated with its operations, with its corporate shared services group responsible for support functions generic to both operating segments.

	For the Years Ended
	December 31,
	2023	2022
Revenues
Specialized BioTherapeutics	$395,124	$31,929
Public Health Solutions	444,235	916,982
Total	$839,359	$948,911

Income (loss) from Operations
Specialized BioTherapeutics	$(2,812,303)	$(7,614,988)
Public Health Solutions	(36,531)	26,612
Corporate	(4,849,106)	(6,650,528)
Total	$(7,697,940)	$(14,238,904)

Amortization and Depreciation Expense
Specialized BioTherapeutics	$3,932	$10,087
Public Health Solutions	655	1,681
Corporate	1,967	12,794
Total	$6,554	$24,562

Other (Expense) Income, Net
Specialized BioTherapeutics	$25,267	$102,320
Corporate	(235,860)	(816,690)
Total	$(210,593)	$(714,370)

Share-Based Compensation
Specialized BioTherapeutics	$145,683	$138,075
Public Health Solutions	4,782	4,804
Corporate	219,717	190,510
Total	$370,182	$333,389

	As of December 31,

	2023	2022
Identifiable Assets
Specialized BioTherapeutics	$272,099	$103,742
Public Health Solutions	3,976	121,290
Corporate	9,521,251	14,054,685
Total	$9,797,326	$14,279,717